GOODWILL - Schedule of Goodwill (Details) - USD ($) $ in Thousands	5 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Jul. 27, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Goodwill [Roll Forward]
Beginning balance				$ 334,620	$ 334,620
Impairment loss		$ (68,715)	$ 0	(5,031)	0
Ending balance	$ 334,620	334,620		329,589	334,620	$ 334,620
Obagi
Goodwill [Roll Forward]
Beginning balance				199,548	199,548
Impairment loss	(68,700)			(5,000)		(68,700)
Ending balance	199,548	199,548		194,517	199,548	199,548
Milk Makeup
Goodwill [Roll Forward]
Beginning balance				135,072	135,072
Impairment loss				0
Ending balance	$ 135,072	$ 135,072		$ 135,072	$ 135,072	$ 135,072